Note 4 - Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Allowance for Credit Losses [Text Block]

4.         Allowance for Credit Losses

Refer to Note 1 for information on evaluation of collectively and individually evaluated loans and policies regarding non-accrual, past due status and charge-off loans.

Credit Quality Indicators

A Loan Risk Rating Grading System has been developed and is being utilized to categorize loans with similar characteristics. There are six (6) “Pass” Ratings and the standard “Classified” Watchlist Ratings. The loans are assessed based upon the information in the Loan Committee Package and a lender identified score. Further, any reassessment would be performed when the annual loan review is performed or when the loan account exhibits signs of financial difficulty or improvement. The definition of each Loan Risk Rating is outlined below:

Pass (Grades 1-6) – These loans are to customers with credit quality ranging from an acceptable to very high quality and are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention (Grade 7) – This loan grade is in accordance with regulatory guidance and includes loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard (Grade 8) – This loan grade is in accordance with regulatory guidance and includes loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 9) – This loan grade is in accordance with regulatory guidance and includes loans that have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 10) – This loan grade is in accordance with regulatory guidance and includes loans that are considered uncollectible, or of such value that continuance as an asset is not warranted.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay the loan as agreed, the Company’s loan rating process includes several layers of internal and external oversight. The Company’s loan officers are responsible for the timely and accurate risk rating of the loans in each of their portfolios at origination and on an ongoing basis under the supervision of management.  All commercial, agricultural and state and political relationships over $500,000 are reviewed annually to ensure the appropriateness of the loan grade. In addition, the Company engages an external consultant on an annual basis to: 1) review a minimum of 50% of the dollar volume of the commercial and agricultural loan portfolios, including 2) review of a sample of existing or new credit relationships with aggregate commitments greater than or equal to $1.0 million, 3) review a sample of loan relationships which are over 90 days past due, or classified Special Mention, Substandard, Doubtful, or Loss, 4) review a sample of borrowings extended to directors or executive officers, including any new borrowings made in the last year, and 5) review of other loans which management may deem appropriate.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31 (in thousands):

	Term Loans by Year of Origination
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving	Total

Commercial
Pass	$6,909	$4,500	$6,221	$14,788	$3,968	$4,812	$45,006	$86,204
Special Mention	55	381	-	-	451	-	899	1,786
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial – Total	6,964	4,881	6,221	14,788	4,419	4,812	45,905	87,990

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Commercial Real Estate
Pass	44,433	35,523	26,801	34,436	16,420	46,684	56	204,353
Special Mention	240	289	573	-	-	2,677	-	3,779
Substandard	-	-	-	4,449	-	14	-	4,463
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	44,673	35,812	27,374	38,885	16,420	49,375	56	212,595

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	14,439	14,932	15,320	19,923	18,859	35,550	128	119,151
Special Mention	453	277	-	364	-	624	-	1,718
Substandard	-	-	-	-	-	476	-	476
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	14,892	15,209	15,320	20,287	18,859	36,650	128	121,345

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	109	-	-	-	-	369	6,708	7,186
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	109	-	-	-	-	369	6,708	7,186

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	707	445	200	31	7	5	109	1,504
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	22	-	-	-	-	-	22
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	707	467	200	31	7	5	109	1,526

Current Year Gross Charge-Offs	10	-	-	-	-	-	-	10

Consumer – Auto
Pass	2,574	2,113	1,138	367	130	155	-	6,477
Special Mention	8	5	15	-	-	-	-	28
Substandard	-	-	-	8	-	3	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,582	2,118	1,153	375	130	158	-	6,516

Current Year Gross Charge-Offs	13	26	-	13	-	-	-	52

Overall – Total	$69,927	$58,487	$50,268	$74,366	$39,835	$91,369	$52,906	$437,158

	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672

There were no revolving to term loans as of December 31, 2024 and December 31, 2023.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by past due and nonaccrual status as of December 31 (in thousands):

		Greater		Total Past
		than 90		Due and		Total
	30-89 Days	Days and	Non-	Non-		Loans
December 31, 2024	Past Due	Accruing	accrual	accrual	Current	Receivable

Commercial	$18	$-	$-	$18	$87,972	$87,990
Commercial real estate	-	-	-	-	212,595	212,595
Residential mortgage	282	-	420	702	120,643	121,345
Home equity	-	-	-	-	7,186	7,186
Consumer, automobile	121	-	18	139	6,377	6,516
Consumer, other	2	-	-	2	1,524	1,526

Total	$423	$-	$438	$861	$436,297	$437,158

		Greater		Total Past
		than 90		Due and		Total
	30-89 Days	Days and	Non-	Non-		Loans
December 31, 2023	Past Due	Accruing	accrual	accrual	Current	Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672

The following tables present nonaccrual loans, by loan class, as of December 31, 2024 and 2023 (in thousands):

	Nonaccruals	Nonaccruals
	with No	with an
	Allowance	Allowance
	for Credit	for Credit
December 31, 2024	Losses	Losses

Commercial	$-	$-
Commercial real estate	-	-
Residential mortgage	420	-
Home equity	-	-
Consumer, automobile	18	-
Consumer, other	-	-

Total	$438	$-

	Nonaccruals	Nonaccruals
	with No	with an
	Allowance	Allowance
	for Credit	for Credit
December 31, 2023	Losses	Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

The following tables summarize the activity in the allowance for credit losses by loan class for the years ended December 31, 2024 and 2023 and information in regard to the allowance for credit losses and the recorded investment in loans receivable by loan class as of December 31, 2024 and 2023 (in thousands):

	Beginning			Provisions	Ending
December 31, 2024	Balance	Charge-offs	Recoveries	(Credits)	Balance

Commercial	$793	$-	$2	$212	$1,007
Commercial real estate	1,741	-	-	625	2,366
Residential mortgage	792	-	-	31	823
Home equity	60	-	-	23	83
Consumer, automobile	85	(52)	9	40	82
Consumer, other	44	(10)	-	(16)	18
Unallocated	346	-	-	(346)	-

Total	$3,861	$(62)	$11	$569	$4,379

		Adjustments
		to allowance
	Beginning	for adoption			Provision	Ending
December 31, 2023	Balance	of ASC 326	Charge-offs	Recoveries	(Credits)	Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861

	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2024			Ending Balance December 31, 2024
	Individually	Collectively		Individually	Collectively
	Evaluated	Evaluated	Total	Evaluated	Evaluated	Total

Commercial	$17	$990	$1,007	$964	$87,026	$87,990
Commercial real estate	-	2,366	2,366	289	212,306	212,595
Residential mortgage	3	820	823	852	120,493	121,345
Home equity	-	83	83	-	7,186	7,186
Consumer, automobile	-	82	82	-	6,516	6,516
Consumer, other	-	18	18	-	1,526	1,526

Total	$20	$4,359	$4,379	$2,105	$435,053	$437,158

	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually	Collectively		Individually	Collectively
	Evaluated	Evaluated	Total	Evaluated	Evaluated	Total
Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672

The Company has certain loans for which repayment is dependent upon the operation or sale of collateral when the borrower is experiencing financial difficulty. Under ASU 2016-13, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of the collateral. The allowance for credit losses is calculated on an individual loan basis on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required. The following table details the amortized costs of the collateral dependent loans as of December 31, 2024 and 2023 (in thousands):

	Real Estate	Other
December 31, 2024	Collateral	Collateral	Total

Commercial	$97	$-	$97
Commercial real estate	-	-	-
Residential mortgage	590	-	590
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$687	$-	$687

	Real Estate	Other
December 31, 2023	Collateral	Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379

From time to time, loans to borrowers experiencing financial difficulty may be modified. Generally, the modifications we grant are extensions of terms, deferrals of payments for an extended period or interest rate reductions. Occasionally, we may modify a loan by providing principal forgiveness. In some cases, we will modify a loan by providing multiple types, or combinations, of concessions.

The following tables present the amortized cost basis of loans at December 31, 2024 and December 31, 2023 that were both experiencing financial difficulty and modified during the year ended December 31, 2024 and 2023. The percentage of amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each financing receivable is also presented below (in thousands):

					Combination		% of Total
					Term Extension		Class of
	Principal	Payment	Term	Interest Rate	and Payment		Financing
December 31, 2024	Forgiveness	Delay	Extension	Reduction	Delay	Total	Receivable

Commercial	$-	$-	$97	$-	$866	$963	1.1%
Commercial real estate	-	-	-	-	290	290	0.1%
Residential mortgage	-	-	170	-	262	432	0.4%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	-	-	-	0.0%

Total	$-	$-	$267	$-	$1,418	$1,685	0.4%

There were no commitments to lend additional funds under these modifications as of December 31, 2024.

					Combination		% of Total
					Term Extension		Class of
	Principal	Payment	Term	Interest Rate	and Payment		Financing
December 31, 2023	Forgiveness	Delay	Extension	Reduction	Delay	Total	Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%

There were no commitments to lend additional funds under these modifications as of December 31, 2023.

The ACLL incorporates an estimate of lifetime expected credit losses and is recorded on each loan upon origination or acquisition. The assessment of whether a borrower is experiencing financial difficulty is made at the time of the modification. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the ACLL because of the measurement methodologies used to estimate the allowance, a change to the ACLL is generally not recorded upon modification. When principal forgiveness is granted, the amortized cost basis of the loan is written off against the ACLL.

The financial effect of the modifications made to borrowers experiencing financial difficulty was that seven loans, four Commercial, one Commercial Real Estate, and two Residential Mortgage, belonging to one customer were granted an eight-month payment deferment and term extension. One Commercial loan had a term extension of 12 months. One Residential Mortgage loan had a term extension of 30 years due to two loans being consolidated, for the year ended December 31, 2024.

No loans have defaulted that were modified during the years ended December 31, 2024 and 2023.

All loans that were modified for the years ended December 31, 2024 and 2023 payment status is current.

At December 31, 2024 there was one residential loan in the amount of $75,000 in the process of foreclosure. At  December 31, 2023 there was one residential loan in the amount of $56,000 held in foreclosed status. At  December 31, 2023 there was one residential loan in the amount of $79,000 in the process of foreclosure.

Unfunded Commitments

The Company maintains an allowance for off-balance sheet credit exposures such as unfunded balances for existing lines of credit, commitments to extend future credit, as well as both standby and commercial letters of credit when there is a contractual obligation to extend credit and when this extension of credit is not unconditionally cancellable by the Company. The allowance for off-balance sheet credit exposures is adjusted as a provision for (or recovery of) credit losses and is included in provision for (recovery of) credit losses in the Consolidated Statements of Income. The estimate includes consideration of the likelihood that funding will occur, which is based on a historical funding study derived from internal information, and an estimate of expected credit losses on commitments expected to be funded over its estimated life, which are the same loss rates that are used in computing the allowance for loan credit losses. The allowance for credit losses for unfunded loan commitments of $377,000 and $266,000 at December 31, 2024 and December 31, 2023, respectively, is separately classified within Other Liabilities on the Consolidated Balance Sheets. The following tables present the balance and activity in the allowance for credit losses for unfunded loan commitments for the years-ended December 31, 2024 and 2023 (in thousands):

	Real Estate	Other
December 31, 2024	Collateral	Collateral	Total

Commercial	$97	$-	$97
Commercial real estate	-	-	-
Residential mortgage	590	-	590
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$687	$-	$687

Allowance for
Credit Losses
Unfunded
Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266